Acquisition (Details)				12 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 25, 2023 USD ($)	Jan. 25, 2023 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jan. 25, 2023 CNY (¥)
Acquisition [Line Items]
Cash		$ 667,840	¥ 5,000,000	$ 694,030
Consideration amount	$ 2,849,977	8,080,448	¥ 54,400,000
Estimated useful life				5 years
Carrying amount of goodwill				$ 1,780,569	3,057,943
Jiangsu New Energy [Member]
Acquisition [Line Items]
Assets		$ 8,748,288					¥ 59,400,000
Changzhou Sixun Technology Co., Ltd.[Member]
Acquisition [Line Items]
Equity interests percentage		100.00%					100.00%
Goodwill impairment loss				$ 1,362,441	$ 1,792,392
Changzhou Higgs Intelligent Technologies Co., Ltd [Member]
Acquisition [Line Items]
Equity interests percentage		60.00%					60.00%